Employee Benefits - Schedule of Fixed Number of Beneficiaries (Detail) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Employee Benefits Details [Abstract]
Fair value of plan assets	$ (204,527)	$ (178,594)
Present value of the obligation	361,259	323,456
Total employee benefit liability	$ 156,732	$ 144,862